MARKETABLE SECURITIES AND ACCRUED INTEREST (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Amortized cost	$ 27,606	$ 36,381
Unrealized gains	10	36
Unrealized losses	(54)	(99)
Fair Value	27,562	36,318
Corporate Bonds [Member] | Maturing within one year [Member]
Amortized cost	6,883	6,479
Unrealized gains	0	4
Unrealized losses	(9)	(5)
Fair Value	6,874	6,478
Corporate Bonds [Member] | Maturing Between One To Two Years [Member]
Amortized cost	20,510
Unrealized gains	10
Unrealized losses	(45)
Fair Value	20,475
Corporate Bonds [Member] | Maturing between one to three years [Member]
Amortized cost		29,602
Unrealized gains		32
Unrealized losses		(94)
Fair Value		29,540
Accrued interest [Member]
Amortized cost	213	300
Unrealized gains	0	0
Unrealized losses	0	0
Fair Value	$ 213	$ 300